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                                                            FILE NOS. 333-114423
                                                                       811-21558

    As Filed with the Securities and Exchange Commission on January 8, 2013

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                     PRE-EFFECTIVE AMENDMENT NO. ___          /  /

                      POST-EFFECTIVE AMENDMENT NO. 12        / X /

                                     AND/OR

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

                             AMENDMENT NO. 13               / X /

                        (Check appropriate box or boxes)

                         PIONEER SHORT TERM INCOME FUND
               (Exact Name of Registrant as Specified in Charter)
                    (formerly, PIONEER SHORT TERM BOND FUND)

                  60 STATE STREET, BOSTON, MASSACHUSETTS 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

              TERRENCE J. CULLEN, PIONEER SHORT TERM INCOME FUND,
                  60 STATE STREET, BOSTON, MASSACHUSETTS 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

          [X]  immediately upon filing pursuant to paragraph (b)
          [ ]  on [date] pursuant to paragraph (b)
          [ ]  60 days after filing pursuant to paragraph (a)(1)
          [ ]  on [date] pursuant to paragraph (a)(1)
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The fund has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of January, 2013.

                                        PIONEER SHORT TERM INCOME FUND

                                        By: /s/ Daniel K. Kingsbury
                                            --------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on January 8, 2013:

     Signature                       Title

     John F. Cogan, Jr.*             President (Principal
     John F. Cogan, Jr.              Executive Officer) and
                                     Trustee

     Mark E. Bradley*                Treasurer (Principal Financial and
     Mark E. Bradley                 Accounting Officer)

     David R. Bock*                  Trustee
     David R. Bock

     Benjamin M. Friedman*           Trustee
     Benjamin M. Friedman

     Margaret B. W. Graham*          Trustee
     Margaret B. W. Graham

     /s/ Daniel K. Kingsbury         Executive Vice President
     Daniel K. Kingsbury             and Trustee

     Thomas J. Perna*                Chairman of the Board
     Thomas J. Perna                 and Trustee

     Marguerite A. Piret*            Trustee
     Marguerite A. Piret

     Stephen K. West*                Trustee
     Stephen K. West


*By: /s/ Daniel K. Kingsbury          Dated: January 8, 2013
     Daniel K. Kingsbury
     Attorney-in-fact

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                                 EXHIBIT INDEX

Index Number        Description of Index

  EX-101.INS          XBRL Instance Document

  EX-101.SCH          XBRL Taxonomy Extension Schema Document

  EX-101.CAL          XBRL Taxonomy Extension Calculation Document

  EX-101.DEF          XBRL Taxonomy Extension Definition Document

  EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase

  EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase